Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 62,263	$ 58,829
Interest-bearing deposits in depository institutions	25,876	11,284
Cash and Cash Equivalents	88,139	70,113
Investment securities available for sale, at fair value	450,083	369,466
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2016 and 2015 - $76,445 and $90,810, respectively)	75,169	88,937
Other securities	14,352	12,915
Total Investment Securities	539,604	471,318
Gross loans	3,046,226	2,862,534
Allowance for loan losses	(19,730)	(19,251)
Net Loans	3,026,496	2,843,283
Bank owned life insurance	100,732	97,919
Premises and equipment, net	75,165	77,271
Accrued interest receivable	8,408	7,432
Deferred tax asset, net	28,043	29,974
Goodwill and other intangible assets, net	79,135	79,792
Other assets	38,681	36,957
Total Assets	3,984,403	3,714,059
Deposits:
Noninterest-bearing	672,286	621,073
Interest-bearing:
Demand deposits	695,891	679,735
Savings deposits	822,057	765,611
Time deposits	1,041,419	1,017,556
Total Deposits	3,231,653	3,083,975
Short-term borrowings:
Federal Home Loan Bank advances	64,100	13,000
Securities sold under agreements to repurchase	184,205	141,869
Long-term debt	16,495	16,495
Other liabilities	45,512	39,448
Total Liabilities	3,541,965	3,294,787
Shareholders’ Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued	0	0
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,606,944 shares and 18,499,282 shares issued at December 31, 2016 and December 31, 2015, respectively, less 3,478,511 and 3,319,067, shares in treasury, respectively	46,518	46,249
Capital surplus	112,873	106,269
Retained earnings	417,017	390,690
Treasury stock	(126,958)	(120,104)
Accumulated other comprehensive income (loss):
Unrealized gains on securities available-for-sale	(2,352)	927
Underfunded pension liability	(4,660)	(4,759)
Total Accumulated Other Comprehensive Loss	(7,012)	(3,832)
Total Shareholders’ Equity	442,438	419,272
Total Liabilities and Shareholders’ Equity	$ 3,984,403	$ 3,714,059